Property, Plant And Equipment, Intangible Assets And Goodwill (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Amortization expense	$ 72.1	$ 75.3